UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2006
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   January 31, 2007


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   87

Form 13F Information Table Value Total:   $41946



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Comcast Corp. 7% Notes due 5/1 PFD              20030N309      279    10775 SH       SOLE                    10775
Genl. Mills Pfd.               PFD              524908563      312    11325 SH       SOLE                    11325
HSBC Hldgs. plc 6.20% Ser. A   PFD              404280604      210     8250 SH       SOLE                     8250
1st Commonwealth Finl          COM              319829107      308    22925 SH       SOLE                    22925
3M Company                     COM              88579Y101      540     6925 SH       SOLE                     6925
AT&T                           COM              00206R102      622    17388 SH       SOLE                    17388
Amer. Finl. Realty Tr.         COM              02607P305      342    29935 SH       SOLE                    29935
American Intl. Group           COM              026874107      302     4208 SH       SOLE                     4208
Amgen Inc.                     COM              031162100      993    14540 SH       SOLE                    14540
Anheuser-Busch Cos.            COM              035229103      672    13655 SH       SOLE                    13655
Argon ST, Inc.                 COM              040149106      237    10990 SH       SOLE                    10990
Auto. Data Processing          COM              053015103      744    15103 SH       SOLE                    15103
Avon Products Inc.             COM              054303102      762    23060 SH       SOLE                    23060
BHP Billiton Ltd.              COM              088606108      465    11700 SH       SOLE                    11700
Bank of America                COM              060505104      746    13979 SH       SOLE                    13979
CVS Corp.                      COM              126650100      481    15567 SH       SOLE                    15567
Cadbury Schweppes              COM              127209302      576    13410 SH       SOLE                    13410
Caterpillar                    COM              149123101      326     5320 SH       SOLE                     5320
Chevron Corp.                  COM              166764100      294     3998 SH       SOLE                     3998
Children's Place Retail Stores COM              168905107      201     3160 SH       SOLE                     3160
Citigroup, Inc.                COM              172967101      420     7543 SH       SOLE                     7543
Citizens Communications        COM              17453B101      411    28595 SH       SOLE                    28595
Colgate-Palmolive Co.          COM              194162103      605     9270 SH       SOLE                     9270
Compass Minerals Intl.         COM              20451N101      371    11755 SH       SOLE                    11755
ConocoPhillips                 COM              20825C104      628     8731 SH       SOLE                     8731
Diebold Inc.                   COM              253651103      708    15190 SH       SOLE                    15190
Dow Jones & Co.                COM              260561105      676    17785 SH       SOLE                    17785
DuPont (E.I.)                  COM              263534109      643    13202 SH       SOLE                    13202
Duke Energy (Hldg. Co.)        COM              26441C105      476    14319 SH       SOLE                    14319
EMCOR Group Inc.               COM              29084Q100      335     5890 SH       SOLE                     5890
Eli Lilly                      COM              532457108      240     4610 SH       SOLE                     4610
Exxon Mobil Corp.              COM              30231G102     1900    24794 SH       SOLE                    24794
Fifth Third Bancorp            COM              316773100      565    13796 SH       SOLE                    13796
First Cash Finl. Svcs.         COM              31942D107      235     9100 SH       SOLE                     9100
General Electric               COM              369604103      714    19195 SH       SOLE                    19195
GlaxoSmithkline ADS            COM              37733W105      202     3825 SH       SOLE                     3825
Great Plains Energy            COM              391164100      214     6730 SH       SOLE                     6730
Gruma S.A. de C.V. ADR         COM              400131306      241    16485 SH       SOLE                    16485
Herley Industries              COM              427398102      282    17425 SH       SOLE                    17425
Home Depot Inc.                COM              437076102      374     9313 SH       SOLE                     9313
II-VI Inc.                     COM              902104108      249     8920 SH       SOLE                     8920
Int'l Business Machines        COM              459200101      204     2100 SH       SOLE                     2100
Int'l Game Tech.               COM              459902102      885    19155 SH       SOLE                    19155
Intel Corp.                    COM              458140100      321    15876 SH       SOLE                    15876
Johnson & Johnson              COM              478160104      582     8821 SH       SOLE                     8821
Kimberly-Clark                 COM              494368103      241     3550 SH       SOLE                     3550
Kinder Morgan Mgmt             COM              49455U100      308     6748 SH       SOLE                     6748
Lexmark Intl.                  COM              529771107      792    10820 SH       SOLE                    10820
Mattel Inc.                    COM              577081102      543    23975 SH       SOLE                    23975
Medtronic Inc.                 COM              585055106      632    11810 SH       SOLE                    11810
Met-Pro Corp.                  COM              590876306      193    12972 SH       SOLE                    12972
Microsoft Corp.                COM              594918104     1305    43717 SH       SOLE                    43717
Moog, Inc., Cl. A              COM              615394202      218     5715 SH       SOLE                     5715
NY Cmnty Bancorp               COM              649445103      359    22315 SH       SOLE                    22315
Nabors Industries              COM              G6359F103      452    15193 SH       SOLE                    15193
Natl. Penn Bancshares          COM              637138108      362    17899 SH       SOLE                    17899
NetGear                        COM              64111Q104      232     8850 SH       SOLE                     8850
Newell Rubbermaid              COM              651229106      217     7505 SH       SOLE                     7505
Novartis AG                    COM              66987V109      617    10740 SH       SOLE                    10740
OSI Systems Inc.               COM              671044105      249    11910 SH       SOLE                    11910
Pepco Hldgs Inc.               COM              713291102      230     8858 SH       SOLE                     8858
PepsiCo Inc.                   COM              713448108      756    12079 SH       SOLE                    12079
Pfizer Inc.                    COM              717081103      679    26230 SH       SOLE                    26230
Pitney Bowes Inc.              COM              724479100      690    14942 SH       SOLE                    14942
Procter & Gamble               COM              742718109      843    13116 SH       SOLE                    13116
QUALCOMM Inc.                  COM              747525103      291     7690 SH       SOLE                     7690
Reddy Ice Hldgs.               COM              75734R105      376    14580 SH       SOLE                    14580
Regal Entertainment            COM              758766109      514    24120 SH       SOLE                    24120
Simon Property Group           COM              828806109      499     4924 SH       SOLE                     4924
Sony Corp.                     COM              835699307      409     9548 SH       SOLE                     9548
Sprint Nextel                  COM              852061100      662    35030 SH       SOLE                    35030
Standard Register              COM              853887107      485    40425 SH       SOLE                    40425
TechTeam Global                COM              878311109      159    14120 SH       SOLE                    14120
Telecom New Zealand            COM              879278208      425    15788 SH       SOLE                    15788
TrustCo Bank                   COM              898349105      319    28655 SH       SOLE                    28655
UST Inc.                       COM              902911106      463     7950 SH       SOLE                     7950
Unilever N.V.                  COM              904784709      227     8338 SH       SOLE                     8338
United Industrial              COM              910671106      263     5180 SH       SOLE                     5180
United Technologies            COM              913017109      768    12284 SH       SOLE                    12284
Verizon Communications         COM              92343V104      607    16300 SH       SOLE                    16300
Vornado Realty Trust           COM              929042109      479     3945 SH       SOLE                     3945
Wachovia Corp.                 COM              929903102      582    10226 SH       SOLE                    10226
Washington Mutual              COM              939322103      515    11326 SH       SOLE                    11326
Waters Corp.                   COM              941848103      350     7150 SH       SOLE                     7150
Wells Fargo & Co.              COM              949746101      541    15216 SH       SOLE                    15216
Western Union                  COM              959802109      626    27930 SH       SOLE                    27930
Wyeth                          COM              983024100      572    11241 SH       SOLE                    11241